Other Non-Operating Income/Expense, Net	12 Months Ended
Dec. 31, 2025
Other Non-Operating Income/Expense, Net
Other Non-Operating Income/Expense, Net

(C.3) Other Non-Operating Income/Expense, Net

€ millions	2025	2024	2023
Foreign currency exchange gain/loss, net	141	-246	46
Miscellaneous income/expense, net	-23	-52	-48
 Other non-operating income/expense, net	118	-298	-3

The movement in Other non-operating income/expense is mainly driven by changes in foreign exchange rates.

For more information about net gains or losses on financial instruments by IFRS 9 measurement category, see Note (F.2).